Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds Insurance Series
Entity Central Index Key	0000729528
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Global Growth Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Global Growth Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Global Growth Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 23	0.42% *
*Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.42%	[1]
Net Assets	$ 10,706,000,000
Holdings Count | Holding	171
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 10,706
Total number of portfolio holdings	171
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Global Growth Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Global Growth Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Global Growth Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 36	0.66% *
*Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 10,706,000,000
Holdings Count | Holding	171
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 10,706
Total number of portfolio holdings	171
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Global Growth Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Global Growth Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Global Growth Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 37	0.67% *
*Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 10,706,000,000
Holdings Count | Holding	171
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 10,706
Total number of portfolio holdings	171
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Global Growth Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Global Growth Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Global Growth Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 51	0.92% *
*Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.92%	[1]
Net Assets	$ 10,706,000,000
Holdings Count | Holding	171
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 10,706
Total number of portfolio holdings	171
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

SMALLCAP World Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – SMALLCAP World Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - SMALLCAP World Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 35	0.65% *
*Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 2,560,000,000
Holdings Count | Holding	790
Investment Company, Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,560
Total number of portfolio holdings	790
Portfolio turnover rate	82%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

SMALLCAP World Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – SMALLCAP World Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - SMALLCAP World Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 48	0.90% *
*Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%	[1]
Net Assets	$ 2,560,000,000
Holdings Count | Holding	790
Investment Company, Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,560
Total number of portfolio holdings	790
Portfolio turnover rate	82%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles
or
practices, financial statement disclosure or auditing scope or procedure.

SMALLCAP World Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – SMALLCAP World Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - SMALLCAP World Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10
,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 48	0.90% *
*Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%	[1]
Net Assets	$ 2,560,000,000
Holdings Count | Holding	790
Investment Company, Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,560
Total number of portfolio holdings	790
Portfolio turnover rate	82%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

SMALLCAP World Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – SMALLCAP World Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - SMALLCAP World Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10
,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 62	1.15% *
*Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.15%	[1]
Net Assets	$ 2,560,000,000
Holdings Count | Holding	790
Investment Company, Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,560
Total number of portfolio holdings	790
Portfolio turnover rate	82%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Growth Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 17	0.34% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 57,225,000,000
Holdings Count | Holding	238
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 57,225
Total number of portfolio holdings	238
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Growth Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 30	0.59% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 57,225,000,000
Holdings Count | Holding	238
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 57,225
Total number of portfolio holdings	238
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Growth Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 30	0.59% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 57,225,000,000
Holdings Count | Holding	238
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 57,225
Total number of portfolio holdings	238
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Growth Fund - Class 3
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 27	0.52% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 57,225,000,000
Holdings Count | Holding	238
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 57,225
Total number of portfolio holdings	238
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Growth Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 43	0.84% *
*Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%	[1]
Net Assets	$ 57,225,000,000
Holdings Count | Holding	238
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 57,225
Total number of portfolio holdings	238
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

EUPAC Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – EUPAC Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - EUPAC Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 27	0.51% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 7,589,000,000
Holdings Count | Holding	384
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,589
Total number of portfolio holdings	384
Portfolio turnover rate	69%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending De ce
mber 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

EUPAC Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – EUPAC Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - EUPAC Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 40	0.75% *
*Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 7,589,000,000
Holdings Count | Holding	384
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,589
Total number of portfolio holdings	384
Portfolio turnover rate	69%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

EUPAC Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – EUPAC Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - EUPAC Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 40	0.76% *
*Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%	[1]
Net Assets	$ 7,589,000,000
Holdings Count | Holding	384
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,589
Total number of portfolio holdings	384
Portfolio turnover rate	69%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial stateme
n
t disclosure or auditing scope or procedure.

EUPAC Fund - Class 3
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – EUPAC Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - EUPAC Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 37	0.69% *
*Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%	[1]
Net Assets	$ 7,589,000,000
Holdings Count | Holding	384
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,589
Total number of portfolio holdings	384
Portfolio turnover rate	69%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

EUPAC Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – EUPAC Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - EUPAC Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 54	1.01% *
*Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.01%	[1]
Net Assets	$ 7,589,000,000
Holdings Count | Holding	384
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,589
Total number of portfolio holdings	384
Portfolio turnover rate	69%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

New World Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –New World Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - New World Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 31	0.58% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%	[1]
Net Assets	$ 4,505,000,000
Holdings Count | Holding	614
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,505
Total number of portfolio holdings	614
Portfolio turnover rate	33%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

New World Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –New World Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - New World Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 45	0.83% *
*Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%	[1]
Net Assets	$ 4,505,000,000
Holdings Count | Holding	614
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,505
Total number of portfolio holdings	614
Portfolio turnover rate	33%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

New World Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –New World Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - New World Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 45	0.83% *
*Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%	[1]
Net Assets	$ 4,505,000,000
Holdings Count | Holding	614
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,505
Total number of portfolio holdings	614
Portfolio turnover rate	33%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

New World Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –New World Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - New World Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 58	1.08% *
*Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.08%	[1]
Net Assets	$ 4,505,000,000
Holdings Count | Holding	614
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,505
Total number of portfolio holdings	614
Portfolio turnover rate	33%

Holdings [Text Block]	Portfolio holdings by sec tor (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Washington Mutual Investors Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Washington Mutual Investors Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 13	0.26% *
*Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[1]
Net Assets	$ 12,360,000,000
Holdings Count | Holding	197
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 12,360
Total number of portfolio holdings	197
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio hold in gs by sector (pe rce nt of n et as sets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Washington Mutual Investors Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Washington Mutual Investors Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 26	0.51% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 12,360,000,000
Holdings Count | Holding	197
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 12,360
Total number of portfolio holdings	197
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by s e ctor (percent of n e t assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Washington Mutual Investors Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Washington Mutual Investors Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10
,000
invest
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 26	0.51% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 12,360,000,000
Holdings Count | Holding	197
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 12,360
Total number of portfolio holdings	197
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector (percent of net ass ets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Washington Mutual Investors Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Washington Mutual Investors Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,00
0 in
vestment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 39	0.76% *
*Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[1]
Net Assets	$ 12,360,000,000
Holdings Count | Holding	197
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 12,360
Total number of portfolio holdings	197
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings b y sector (p erc ent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Small and Mid Cap Equity Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – U.S. Small and Mid Cap Equity Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 29	0.54% *
*Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 110,539,000
Holdings Count | Holding	182
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 110,539
Total number of portfolio holdings	182
Portfolio turnover rate	67%

Holdings [Text Block]	Portfolio holdings by sector (percen t of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the period November 15, 2024 (commencement of operations) through December 31, 2024, fiscal year ended December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Small and Mid Cap Equity Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – U.S. Small and Mid Cap Equity Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 29	0.54% *
*Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 110,539,000
Holdings Count | Holding	182
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 110,539
Total number of portfolio holdings	182
Portfolio turnover rate	67%

Holdings [Text Block]	Portfolio holdings by sector (percent of n et assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the period November 15, 2024 (commencement of operations) through December 31, 2024, fiscal year ended December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Small and Mid Cap Equity Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – U.S. Small and Mid Cap Equity Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 29	0.54% *
*Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 110,539,000
Holdings Count | Holding	182
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 110,539
Total number of portfolio holdings	182
Portfolio turnover rate	67%

Holdings [Text Block]	Portfolio holdin gs b y sec tor (perc ent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025,
Pricewaterhous
eCoopers LLP (“PwC”) was
dismissed a
nd Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the period November 15, 2024 (commencement of operations) through December 31, 2024, fiscal year ended December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Small and Mid Cap Equity Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – U.S. Small and Mid Cap Equity Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 57	1.08% *
*Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%	[1]
Net Assets	$ 110,539,000
Holdings Count | Holding	182
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 110,539
Total number of portfolio holdings	182
Portfolio turnover rate	67%

Holdings [Text Block]	Portfolio holdin g s by sect or (percent of net a ss ets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers
LLP (“Pw
C”) was dismissed and
Deloitte & Touch
e LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the period November 15, 2024 (commencement of operations) through December 31, 2024, fiscal year ended December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Growth and Income Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital World Growth and Income Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital World Growth and Income Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 22	0.42% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[1]
Net Assets	$ 2,206,000,000
Holdings Count | Holding	338
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,206
Total number of portfolio holdings	338
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (perc ent of net as s ets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte &
Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Growth and Income Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital World Growth and Income Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital World Growth and Income Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 36	0.67% *
*Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 2,206,000,000
Holdings Count | Holding	338
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,206
Total number of portfolio holdings	338
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdi ngs by sector (perce nt of net ass ets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was
dismissed a
nd Deloitte & Touche LLP was
appointe
d as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Growth and Income Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital World Growth and Income Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital World Growth and Income Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 36	0.67% *
*Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 2,206,000,000
Holdings Count | Holding	338
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,206
Total number of portfolio holdings	338
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio hold ings by sector (percent of net a sset s)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and
Deloitte
& Touche LLP
was
appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Growth and Income Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital World Growth and Income Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital World Growth and Income Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 49	0.92% *
*Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.92%	[1]
Net Assets	$ 2,206,000,000
Holdings Count | Holding	338
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,206
Total number of portfolio holdings	338
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of n et a s se ts)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and
Deloitte
& Touche
LLP
was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Growth-Income Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth-Income Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth-Income Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 15	0.28% *
*Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%	[1]
Net Assets	$ 45,944,000,000
Holdings Count | Holding	127
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 45,944
Total number of portfolio holdings	127
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent o f ne t as se ts)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and
Deloitte
& Touche LLP was
appointed
as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Growth-Income Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth-Income Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth-Income Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 28	0.53% *
*Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%	[1]
Net Assets	$ 45,944,000,000
Holdings Count | Holding	127
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 45,944
Total number of portfolio holdings	127
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (perce nt of n et as se ts)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and
Deloitte
& Touche
LLP
was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Growth-Income Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth-Income Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth-Income Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 28	0.53% *
*Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%	[1]
Net Assets	$ 45,944,000,000
Holdings Count | Holding	127
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 45,944
Total number of portfolio holdings	127
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio ho ldi ngs by sector (p e rcent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and
Deloitte
& Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Growth-Income Fund - Class 3
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth-Income Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth-Income Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 24	0.46% *
*Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[1]
Net Assets	$ 45,944,000,000
Holdings Count | Holding	127
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 45,944
Total number of portfolio holdings	127
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Growth-Income Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth-Income Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth-Income Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 41	0.78% *
*Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%	[1]
Net Assets	$ 45,944,000,000
Holdings Count | Holding	127
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 45,944
Total number of portfolio holdings	127
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

International Growth and Income Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – International Growth and Income Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - International Growth and Income Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 29	0.55% *
*Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[1]
Net Assets	$ 453,000,000
Holdings Count | Holding	314
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 453
Total number of portfolio holdings	314
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (perc e nt of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

International Growth and Income Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – International Growth and Income Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - International Growth and Income Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 42	0.79% *
*Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%	[1]
Net Assets	$ 453,000,000
Holdings Count | Holding	314
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 453
Total number of portfolio holdings	314
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (per ce nt of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

International Growth and Income Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – International Growth and Income Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - International Growth and Income Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 42	0.80% *
*Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 453,000,000
Holdings Count | Holding	314
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 453
Total number of portfolio holdings	314
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

International Growth and Income Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – International Growth and Income Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - International Growth and Income Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 55	1.05% *
*Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 453,000,000
Holdings Count | Holding	314
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 453
Total number of portfolio holdings	314
Portfolio turnover rate	36%

Holdings [Text Block]	Portfolio holding s by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital Income Builder - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital Income Builder
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital Income Builder (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 14	0.27% *
*Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[1]
Net Assets	$ 1,770,000,000
Holdings Count | Holding	1,241
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,770
Total number of portfolio holdings	1,241
Portfolio turnover rate including mortgage dollar roll transactions	58%
Portfolio turnover rate excluding mortgage dollar roll transactions	51%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital Income Builder - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital Income Builder
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital Income Builder (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 27	0.52% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 1,770,000,000
Holdings Count | Holding	1,241
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,770
Total number of portfolio holdings	1,241
Portfolio turnover rate including mortgage dollar roll transactions	58%
Portfolio turnover rate excluding mortgage dollar roll transactions	51%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital Income Builder - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital Income Builder
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital Income Builder (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 27	0.52% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 1,770,000,000
Holdings Count | Holding	1,241
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,770
Total number of portfolio holdings	1,241
Portfolio turnover rate including mortgage dollar roll transactions	58%
Portfolio turnover rate excluding mortgage dollar roll transactions	51%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital Income Builder - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital Income Builder
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital Income Builder (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs
for
the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 40	0.77% *
*Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%	[1]
Net Assets	$ 1,770,000,000
Holdings Count | Holding	1,241
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,770
Total number of portfolio holdings	1,241
Portfolio turnover rate including mortgage dollar roll transactions	58%
Portfolio turnover rate excluding mortgage dollar roll transactions	51%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Asset Allocation Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Asset Allocation Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 15	0.30% *
*Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[1]
Net Assets	$ 28,335,000,000
Holdings Count | Holding	2,165
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,335
Total number of portfolio holdings	2,165
Portfolio turnover rate including mortgage dollar roll transactions	51%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Asset Allocation Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Asset Allocation Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 28	0.55% *
*Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[1]
Net Assets	$ 28,335,000,000
Holdings Count | Holding	2,165
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,335
Total number of portfolio holdings	2,165
Portfolio turnover rate including mortgage dollar roll transactions	51%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Asset Allocation Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Asset Allocation Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 28	0.55% *
*Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[1]
Net Assets	$ 28,335,000,000
Holdings Count | Holding	2,165
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,335
Total number of portfolio holdings	2,165
Portfolio turnover rate including mortgage dollar roll transactions	51%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Asset Allocation Fund - Class 3
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Asset Allocation Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 25	0.48% *
*Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 28,335,000,000
Holdings Count | Holding	2,165
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,335
Total number of portfolio holdings	2,165
Portfolio turnover rate including mortgage dollar roll transactions	51%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and
Deloitte
& Touche LLP was
appointed
as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Asset Allocation Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Asset Allocation Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 41	0.80% *
*Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 28,335,000,000
Holdings Count | Holding	2,165
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,335
Total number of portfolio holdings	2,165
Portfolio turnover rate including mortgage dollar roll transactions	51%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and
Deloitte
& Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –American Funds Global Balanced Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - American Funds Global Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 25	0.49% *
*Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 471,265,000
Holdings Count | Holding	812
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 471,265
Total number of portfolio holdings	812
Portfolio turnover rate including mortgage dollar roll transactions	37%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –American Funds Global Balanced Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - American Funds Global Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 38	0.74% *
*Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[1]
Net Assets	$ 471,265,000
Holdings Count | Holding	812
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 471,265
Total number of portfolio holdings	812
Portfolio turnover rate including mortgage dollar roll transactions	37%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with
accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –American Funds Global Balanced Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - American Funds Global Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 38	0.74% *
*Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[1]
Net Assets	$ 471,265,000
Holdings Count | Holding	812
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 471,265
Total number of portfolio holdings	812
Portfolio turnover rate including mortgage dollar roll transactions	37%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and
Deloitte
& Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –American Funds Global Balanced Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - American Funds Global Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 51	0.99% *
*Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%	[1]
Net Assets	$ 471,265,000
Holdings Count | Holding	812
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 471,265
Total number of portfolio holdings	812
Portfolio turnover rate including mortgage dollar roll transactions	37%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with
accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –The Bond Fund of America
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 in
ve
stment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 11	0.23% *
*Annualized.
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.23%	[1]
Net Assets	$ 11,198,000,000
Holdings Count | Holding	2,015
Investment Company, Portfolio Turnover	155.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,198
Total number of portfolio holdings	2,015
Portfolio turnover rate including mortgage dollar roll transactions	155%
Portfolio turnover rate excluding mortgage dollar roll transactions	112%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	33.12%
U.S. Treasury bonds & notes	28.70%
Mortgage-backed obligations	27.80%
Asset-backed obligations	3.78%
Bonds & notes of governments & government agencies outside the U.S.	1.70%
Municipals	1.41%
Loans	0.08%
Equities:
Common stocks	0.00 * %
TBA sale commitments:
Mortgage-backed obligations	(1.73) %
Short term securities & other assets less liabilities	5.14†%
Total	100.00%
*
Less than 0.01%.
†
Includes derivatives.

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –The Bond Fund of America
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
inv
estment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 24	0.48% *
*Annualized.
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 11,198,000,000
Holdings Count | Holding	2,015
Investment Company, Portfolio Turnover	155.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,198
Total number of portfolio holdings	2,015
Portfolio turnover rate including mortgage dollar roll transactions	155%
Portfolio turnover rate excluding mortgage dollar roll transactions	112%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	33.12%
U.S. Treasury bonds & notes	28.70%
Mortgage-backed obligations	27.80%
Asset-backed obligations	3.78%
Bonds & notes of governments & government agencies outside the U.S.	1.70%
Municipals	1.41%
Loans	0.08%
Equities:
Common stocks	0.00 * %
TBA sale commitments:
Mortgage-backed obligations	(1.73) %
Short term securities & other assets less liabilities	5.14†%
Total	100.00%
*
Less than 0.01%.
†
Includes derivatives.

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –The Bond Fund of America
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $1
0,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 24	0.48% *
*Annualized.
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 11,198,000,000
Holdings Count | Holding	2,015
Investment Company, Portfolio Turnover	155.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,198
Total number of portfolio holdings	2,015
Portfolio turnover rate including mortgage dollar roll transactions	155%
Portfolio turnover rate excluding mortgage dollar roll transactions	112%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	33.12%
U.S. Treasury bonds & notes	28.70%
Mortgage-backed obligations	27.80%
Asset-backed obligations	3.78%
Bonds & notes of governments & government agencies outside the U.S.	1.70%
Municipals	1.41%
Loans	0.08%
Equities:
Common stocks	0.00 * %
TBA sale commitments:
Mortgage-backed obligations	(1.73) %
Short term securities & other assets less liabilities	5.14†%
Total	100.00%
*
Less than 0.01%.
†
Includes derivatives.

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –The Bond Fund of America
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 36	0.73% *
*Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%	[1]
Net Assets	$ 11,198,000,000
Holdings Count | Holding	2,015
Investment Company, Portfolio Turnover	155.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,198
Total number of portfolio holdings	2,015
Portfolio turnover rate including mortgage dollar roll transactions	155%
Portfolio turnover rate excluding mortgage dollar roll transactions	112%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	33.12%
U.S. Treasury bonds & notes	28.70%
Mortgage-backed obligations	27.80%
Asset-backed obligations	3.78%
Bonds & notes of governments & government agencies outside the U.S.	1.70%
Municipals	1.41%
Loans	0.08%
Equities:
Common stocks	0.00 * %
TBA sale commitments:
Mortgage-backed obligations	(1.73) %
Short term securities & other assets less liabilities	5.14†%
Total	100.00%
*
Less than 0.01%.
†
Includes derivatives.

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Bond Fund-Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital World Bond Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital World Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 24	0.49% *
*Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 1,143,000,000
Holdings Count | Holding	1,208
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,143
Total number of portfolio holdings	1,208
Portfolio turnover rate including mortgage dollar roll transactions	64%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Bond Fund-Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital World Bond Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital World Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 36	0.74% *
*Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%	[1]
Net Assets	$ 1,143,000,000
Holdings Count | Holding	1,208
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,143
Total number of portfolio holdings	1,208
Portfolio turnover rate including mortgage dollar roll transactions	64%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Bond Fund-Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital World Bond Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital World Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 36	0.74% *
*Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%	[1]
Net Assets	$ 1,143,000,000
Holdings Count | Holding	1,208
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,143
Total number of portfolio holdings	1,208
Portfolio turnover rate including mortgage dollar roll transactions	64%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Bond Fund-Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital World Bond Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital World Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 49	0.99% *
*Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%	[1]
Net Assets	$ 1,143,000,000
Holdings Count | Holding	1,208
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,143
Total number of portfolio holdings	1,208
Portfolio turnover rate including mortgage dollar roll transactions	64%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American High-Income Trust
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - American High-Income Trust (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 18	0.35% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 894,000,000
Holdings Count | Holding	898
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 894
Total number of portfolio holdings	898
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm fo
r th
e fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of ac
counting principles or pra
ct
ices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American High-Income Trust
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - American High-Income Trust (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 30	0.59% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 894,000,000
Holdings Count | Holding	898
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 894
Total number of portfolio holdings	898
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with
accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American High-Income Trust
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - American High-Income Trust (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 30	0.59% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 894,000,000
Holdings Count | Holding	898
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 894
Total number of portfolio holdings	898
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class 3
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American High-Income Trust
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - American High-Income Trust (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 inv
est
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 26	0.52% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 894,000,000
Holdings Count | Holding	898
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 894
Total number of portfolio holdings	898
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American High-Income Trust
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - American High-Income Trust (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 42	0.84% *
*Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[1]
Net Assets	$ 894,000,000
Holdings Count | Holding	898
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 894
Total number of portfolio holdings	898
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Mortgage Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American Funds Mortgage Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - American Funds Mortgage Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 inves
tm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 14	0.29% *
*Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[1]
Net Assets	$ 105,992,000
Holdings Count | Holding	465
Investment Company, Portfolio Turnover	173.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 105,992
Total number of portfolio holdings	465
Portfolio turnover rate including mortgage dollar roll transactions	173%
Portfolio turnover rate excluding mortgage dollar roll transactions	21%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Mortgage Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American Funds Mortgage Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - American Funds Mortgage Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hyp
othe
tical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 27	0.54% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 105,992,000
Holdings Count | Holding	465
Investment Company, Portfolio Turnover	173.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 105,992
Total number of portfolio holdings	465
Portfolio turnover rate including mortgage dollar roll transactions	173%
Portfolio turnover rate excluding mortgage dollar roll transactions	21%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Mortgage Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American Funds Mortgage Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - American Funds Mortgage Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 27	0.54% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 105,992,000
Holdings Count | Holding	465
Investment Company, Portfolio Turnover	173.00%
Additional Fund Statistics [Text Block]
Key fund statis
ti
cs
Fund net assets (in thousands)	$ 105,992
Total number of portfolio holdings	465
Portfolio turnover rate including mortgage dollar roll transactions	173%
Portfolio turnover rate excluding mortgage dollar roll transactions	21%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Mortgage Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American Funds Mortgage Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - American Funds Mortgage Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 i
nves
tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 39	0.79% *
*Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%	[1]
Net Assets	$ 105,992,000
Holdings Count | Holding	465
Investment Company, Portfolio Turnover	173.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 105,992
Total number of portfolio holdings	465
Portfolio turnover rate including mortgage dollar roll transactions	173%
Portfolio turnover rate excluding mortgage dollar roll transactions	21%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Ultra-Short Bond Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Ultra-Short Bond Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Ultra-Short Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 15	0.30% *
*Annu
ali
zed.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[1]
Net Assets	$ 296,995,000
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 296,995
Total number of portfolio holdings	36
Portfolio turnover rate	None

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
Commercial paper	71.30%
Federal agency bills & notes	17.78%
Bonds & notes of governments & government agencies outside the U.S.	6.22%
U.S. Treasury bills	5.27%
Other assets less liabilities	(0.57) %
Total	100.00%

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Ultra-Short Bond Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Ultra-Short Bond Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Ultra-Short Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 25	0.50% *
*Annua
liz
ed.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 296,995,000
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 296,995
Total number of portfolio holdings	36
Portfolio turnover rate	None

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
Commercial paper	71.30%
Federal agency bills & notes	17.78%
Bonds & notes of governments & government agencies outside the U.S.	6.22%
U.S. Treasury bills	5.27%
Other assets less liabilities	(0.57) %
Total	100.00%

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Ultra-Short Bond Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Ultra-Short Bond Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Ultra-Short Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 27	0.55% *
*Annualized.
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[1]
Net Assets	$ 296,995,000
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 296,995
Total number of portfolio holdings	36
Portfolio turnover rate	None

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
Commercial paper	71.30%
Federal agency bills & notes	17.78%
Bonds & notes of governments & government agencies outside the U.S.	6.22%
U.S. Treasury bills	5.27%
Other assets less liabilities	(0.57) %
Total	100.00%

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Ultra-Short Bond Fund - Class 3
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Ultra-Short Bond Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Ultra-Short Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investme
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 24	0.48% *
*Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 296,995,000
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 296,995
Total number of portfolio holdings	36
Portfolio turnover rate	None

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
Commercial paper	71.30%
Federal agency bills & notes	17.78%
Bonds & notes of governments & government agencies outside the U.S.	6.22%
U.S. Treasury bills	5.27%
Other assets less liabilities	(0.57) %
Total	100.00%

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Ultra-Short Bond Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Ultra-Short Bond Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Ultra-Short Bond Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 inv
est
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 40	0.80% *
*Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 296,995,000
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 296,995
Total number of portfolio holdings	36
Portfolio turnover rate	None

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
Commercial paper	71.30%
Federal agency bills & notes	17.78%
Bonds & notes of governments & government agencies outside the U.S.	6.22%
U.S. Treasury bills	5.27%
Other assets less liabilities	(0.57) %
Total	100.00%

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –U.S. Government Securities Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - U.S. Government Securities Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 12	0.25% *
*Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%	[1]
Net Assets	$ 1,881,000,000
Holdings Count | Holding	731
Investment Company, Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	731
Portfolio turnover rate including mortgage dollar roll transactions	74%
Portfolio turnover rate excluding mortgage dollar roll transactions	21%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –U.S. Government Securities Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - U.S. Government Securities Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 25	0.50% *
*Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 1,881,000,000
Holdings Count | Holding	731
Investment Company, Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	731
Portfolio turnover rate including mortgage dollar roll transactions	74%
Portfolio turnover rate excluding mortgage dollar roll transactions	21%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –U.S. Government Securities Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - U.S. Government Securities Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 25	0.50% *
*Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 1,881,000,000
Holdings Count | Holding	731
Investment Company, Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	731
Portfolio turnover rate including mortgage dollar roll transactions	74%
Portfolio turnover rate excluding mortgage dollar roll transactions	21%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund - Class 3
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –U.S. Government Securities Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - U.S. Government Securities Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 21	0.43% *
*Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%	[1]
Net Assets	$ 1,881,000,000
Holdings Count | Holding	731
Investment Company, Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	731
Portfolio turnover rate including mortgage dollar roll transactions	74%
Portfolio turnover rate excluding mortgage dollar roll transactions	21%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –U.S. Government Securities Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - U.S. Government Securities Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 37	0.75% *
*Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 1,881,000,000
Holdings Count | Holding	731
Investment Company, Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	731
Portfolio turnover rate including mortgage dollar roll transactions	74%
Portfolio turnover rate excluding mortgage dollar roll transactions	21%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Managed Risk Growth Fund - Class P1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk Growth Fund
Class Name	Class P1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Managed Risk Growth Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P1	$ 19	0.37% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 491,974,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 491,974
Total number of portfolio holdings	17
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Managed Risk Growth Fund - Class P2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk Growth Fund
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Managed Risk Growth Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 32	0.63% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[1]
Net Assets	$ 491,974,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 491,974
Total number of portfolio holdings	17
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Managed Risk EUPAC Fund - Class P1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk EUPAC Fund
Class Name	Class P1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Managed Risk EUPAC Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 inve
st
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P1	$ 21	0.39% *
*Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 111,568,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in th ou sands)	$ 111,568
Total number of portfolio holdings	9
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period
through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles
or practices, financial statement disclosure or auditing scope or procedure.

Managed Risk EUPAC Fund - Class P2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk EUPAC Fund
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Managed Risk EUPAC Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical
$10,0
00 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 35	0.66% *
*Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 111,568,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 111,568
Total number of portfolio holdings	9
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025
, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Managed Risk Washington Mutual Investors Fund - Class P1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk Washington Mutual Investors Fund
Class Name	Class P1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Managed Risk Washington Mutual Investors Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P1
Expenses [Text Block]
What were the fund costs for the last six m
o
nths?
(based on a hypot
heti
cal $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P1	$ 19	0.37% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 303,912,000
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 303,912
Total number of portfolio holdings	13
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was
approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Managed Risk Washington Mutual Investors Fund - Class P2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk Washington Mutual Investors Fund
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Managed Risk Washington Mutual Investors Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a h
ypo
thetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 33	0.64% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 303,912,000
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 303,912
Total number of portfolio holdings	13
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Managed Risk Growth-Income Fund - Class P1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk Growth-Income Fund
Class Name	Class P1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Managed Risk Growth-Income Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 in
ve
stment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P1	$ 18	0.36% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 2,087,000,000
Holdings Count | Holding	19
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,087
Total number of portfolio holdings	19
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Managed Risk Growth-Income Fund - Class P2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk Growth-Income Fund
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Managed Risk Growth-Income Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 inv
est
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 31	0.61% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 2,087,000,000
Holdings Count | Holding	19
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statist i cs
Fund net assets (in m illi ons)	$ 2,087
Total number of portfolio holdings	19
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Managed Risk Asset Allocation Fund - Class P1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk Asset Allocation Fund
Class Name	Class P1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Managed Risk Asset Allocation Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 i
nv
estment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P1	$ 19	0.36% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 1,453,472,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 1,453,472
Total number of portfolio holdings	10
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Managed Risk Asset Allocation Fund - Class P2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk Asset Allocation Fund
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Managed Risk Asset Allocation Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]
What were the fund costs for the last six months?
(bas
e
d on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 31	0.61% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 1,453,472,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 1,453,472
Total number of portfolio holdings	10
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

[1]	Annualized.